Significant Accounting Policies - Key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Vessels
Annual escalation factor for operating expenses (as a percent)	1.00%
Impairment loss on vessels	$ 153,669	$ 28,627	$ 162,149
Vessels
Vessels
Tangible fixed assets and vessels under construction	$ 4,972,283	$ 5,001,174
Discount rate used to estimate future cash flows	7.50%	6.40%
Steam Vessels
Vessels
Discount rate used to estimate future cash flows	7.50%	6.40%
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	6
Impairment loss on vessels	$ 125,839